Other Non-Financial Liabilities - Summary of The Prepayments Received From Customers Developed (Detail) € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure Of Detailed Information About Current Other Non Financial Liabilities [abstract]
Received prepayments from customers as of January 1,	€ 74
Received prepayments from customers as of December 31,	€ 74